Annual Operating Expenses - FidelityAdvisorEquityValueFund-AMCIZPRO - FidelityAdvisorEquityValueFund-AMCIZPRO - Fidelity Advisor Equity Value Fund	Jan. 29, 2025
Fidelity Advisor Equity Value Fund - Class A
Operating Expenses:
Management fee	0.61%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.07%	[2]
Total annual operating expenses	0.93%
Fidelity Advisor Equity Value Fund - Class C
Operating Expenses:
Management fee	0.63%	[1],[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.07%	[2]
Total annual operating expenses	1.70%
Fidelity Advisor Equity Value Fund - Class M
Operating Expenses:
Management fee	0.61%	[1],[2]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.07%	[2]
Total annual operating expenses	1.18%
Fidelity Advisor Equity Value Fund - Class I
Operating Expenses:
Management fee	0.59%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.08%	[2]
Total annual operating expenses	0.67%
Fidelity Advisor Equity Value Fund - Class Z
Operating Expenses:
Management fee	0.47%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.08%	[2]
Total annual operating expenses	0.55%

[1]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Value Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.22%, 0.21%, 0.24%, 0.20%, and 0.08% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[2]	B Adjusted to reflect current fees.